Debt - Schedule of Principal Payments Related to Long-term Debt (Details) (10-K) - John Keeler & Co., Inc. [Member] - USD ($)	Dec. 31, 2017	Dec. 31, 2016
2018	$ 35,000
2019	34,000
Total	$ 69,000	$ 102,000